Warrant liabilities - Summary of outstanding warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2021	Jul. 01, 2020	May 29, 2020
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	33,984,918
Beginning balance	$ 41,850
Fair Value Adjustments	$ 5,321	$ (9,493)	$ (14,426)	$ 3,767
Ending balance (in shares)	81,210,882		33,984,918
Ending balance	$ 67,454		$ 41,850
Outstanding warrants (in shares)	81,210,882		33,984,918
Warrant liabilities
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	22,200,731	22,610,316	22,610,316	12,721,901
Beginning balance	$ 669	$ 15,389	$ 15,389	$ 18
Fair Value Adjustments	$ 5,321		$ (14,426)	$ 3,767
Ending balance (in shares)	22,200,731		22,200,731	22,610,316
Ending balance	$ 5,990		$ 669	$ 15,389
Outstanding warrants (in shares)	22,200,731		22,200,731	22,610,316
5-Year Private Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,478,830	9,888,415	9,888,415	0
Beginning balance	$ 664	$ 15,326	$ 15,326	$ 0
Fair Value Adjustments	$ 5,308		$ (14,368)	$ 3,722
Ending balance (in shares)	9,478,830		9,478,830	9,888,415
Ending balance	$ 5,972		$ 664	$ 15,326
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50
Exercise Period	5 years		5 years
Outstanding warrants (in shares)	9,478,830		9,478,830	9,888,415
Seller Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	12,721,901	12,721,901	12,721,901	12,721,901
Beginning balance	$ 5	$ 63	$ 63	$ 18
Fair Value Adjustments	$ 13		$ (58)	$ 45
Ending balance (in shares)	12,721,901		12,721,901	12,721,901
Ending balance	$ 18		$ 5	$ 63
Warrants, exercise price (in dollars per share)	$ 40.31		$ 40.31	$ 41.26	$ 40.31	$ 44.82
Exercise Period	7 years		7 years
Outstanding warrants (in shares)	12,721,901		12,721,901	12,721,901		12,700,000	12,700,000